Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2017
Other Commitments [Line Items]
Summary of Future Minimum Rental Commitment
Future minimum rental commitments under non-cancelable operating leases, primarily relating to Spectrum Brands, net of contractual third-party sublease, are as follows:

	Operating Leases of Business Held for Use	Operating Leases of Businesses Held for Sale
2018	$25.9	$9.8
2019	22.4	8.5
2020	16.2	7.8
2021	11.8	6.6
2022	8.4	5.3
Thereafter	25.8	6.8
Total minimum lease payments	$110.5	$44.8